Label	Element	Value
Oberweis Focused International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Oberweis Focused International Growth Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE OBERWEIS FUNDS
(The “Trust”)

Oberweis International Opportunities Fund

Oberweis Emerging Markets Fund

Oberweis International Opportunities Institutional Fund

Oberweis Focused International Growth Fund

SUPPLEMENT DATED MAY 19, 2023
TO PROSPECTUSES AND SUMMARY PROSPECTUSES
DATED MAY 1, 2023

IMPORTANT NOTICE

Each Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of stated limits. Effective May 15, 2023, the adviser may recoup the amount of any expenses reimbursed under the contract within three years following the date of the reimbursement if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of the reimbursement, whichever is lower. The last sentence in footnote 1 to the fee table under the “Fees and Expenses of the Fund” section of each Fund’s Prospectus and Summary Prospectus is updated accordingly.

Supplement Closing [Text Block]	ck0000803020_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE For more information, please call The Oberweis Funds at 1-800-245-7311.